CURRENT DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of current debt facilities

		December 31, 2021	December 31, 2020
		$	$
Unsecured debentures - 2021	(a)	7,143	—
Unsecured debentures - 2020	(b)	—	1,353
Private loan	(c)	—	636
		7,143	1,989